Document and Entity Information	6 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Bon Natural Life Ltd
Entity Central Index Key	0001816815
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021